Acquisitions - Summary of Acquisition Activity (Detail) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Disclosure of detailed information about business combination [abstract]
Business acquired	$ 121
Less: Cash acquired	(1)
Business acquired, net of cash	120
Contingent consideration payments	2
Total	$ 122